SCHEDULE 1 STATEMENT OF CASH FLOWS (Details 4)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Parent [Member] USD ($)	Jun. 30, 2013 Parent [Member] CNY	Jun. 30, 2012 Parent [Member] CNY	Jun. 30, 2011 Parent [Member] CNY
Cash flows from operating activities:
Net (loss) income	$ 3,707,392	22,753,758	(47,678,598)	(407,992,772)	$ 2,772,449	17,015,634	(53,557,885)	(411,337,044)
Adjustments to reconcile net income to net cash used in operating activities:
Share of net (loss) profits of subsidiaries					(4,742,681)	(29,107,734)	44,637,902	(102,449,908)
Gain on trading investments, net	0	0	0	(653,861)	0	0	0	(653,861)
Impairment loss on other investment					1,041,237	6,390,487	809,270	4,409,508
Share-based compensation	156,473	960,337	2,760,006	11,437,616	156,473	960,337	2,760,006	11,437,616
Gain on disposal of Electronic Learning Products ("ELP") business (note 11)	0	0	0	(11,936,125)	0	0	0	486,628,367
Changes in current assets and liabilities:
Trading investments	0	0	0	6,147,040	0	0	0	6,147,040
Prepaid expenses and other current assets	2,141,879	13,145,569	(5,952,494)	39,486,852	(135,691)	(832,791)	521,961	2,110,219
Amount due from subsidiaries					(1,284,928)	(7,886,116)	0	0
Other payables and accruals	2,290,852	14,059,866	(9,996,010)	(26,721,883)	20,857	128,005	(6,476,145)	(14,016,572)
Deferred revenue	(526,667)	(3,232,364)	6,331,587	750,752	(227,213)	(1,394,494)	(1,457,499)	(1,727,027)
Net cash used in operating activities	15,414,403	94,604,360	43,218,432	(26,410,270)	(2,399,497)	(14,726,672)	(12,762,390)	(19,451,662)
Cash flows from investing activities:
Repayment from subsidiaries					0	0	0	(270,609)
Disposal of subsidiaries					0	0	0	40,000,000
Net cash provided by investing activities	(23,405,100)	(143,646,463)	55,817,382	(49,006,282)	0	0	0	39,729,391
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	0	0	49	0	0	0	49
Proceeds from exercise of share options	0	0	1,572,428	386,458	0	0	1,572,428	386,458
Shares repurchase	(8,339)	(51,181)	(254,511)	(18,404,849)	(8,339)	(51,181)	(254,511)	(18,404,849)
Net cash (used in) provided by financing activities	(245,803)	(1,508,595)	367,917	(19,518,342)	(8,339)	(51,181)	1,317,917	(18,018,342)
Net increase (decrease) in cash and cash equivalents	(8,236,500)	(50,550,698)	99,403,731	(94,934,894)	(2,407,836)	(14,777,853)	(11,444,473)	2,259,387
Effect of exchange rate changes on cash and cash equivalents	(536,661)	(3,293,701)	(3,505,779)	(5,917,929)	(536,661)	(3,293,703)	(8,068,718)	(8,040,649)
Cash and cash equivalents at the beginning of year	81,756,550	501,772,653	405,874,701	506,727,524	7,820,271	47,996,131	67,509,322	73,290,584
Cash and cash equivalents at the end of year	$ 72,983,389	447,928,254	501,772,653	405,874,701	$ 4,875,774	29,924,575	47,996,131	67,509,322